Credit Risk (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Credit Risk
Allowance for doubtful accounts	$ 1,273,000		$ 1,169,000
Tradeweb Markets LLC | Successor | Credit Risk
Credit Risk
Allowance for doubtful accounts		$ 1,169,000
Tradeweb Markets LLC | Predecessor | Credit Risk
Credit Risk
Allowance for doubtful accounts			$ 928,000